Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets Held for Sale
Summary of assets held for sale

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Dornier Production Line and the trial production line	0	0	122,919
	0	0	122,919